SHARE-BASED COMPENSATION - Schedule of Outstanding Options (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of stock options, outstanding, beginning of year (in shares) | shares	10,375,195	10,605,039	5,902,399
Number of stock options granted (in shares) | shares	294,854	412,890	4,702,640
Number of stock options exercised (in shares) | shares	(1,505,000)	0	0
Number of stock options forfeited (in shares) | shares	(92,900)	0	0
Number of stock options cancelled (in shares) | shares	0	(642,734)	0
Number of stock options, outstanding, end of year (in shares) | shares	9,072,149	10,375,195	10,605,039
Number of stock options, outstanding, end of year (in shares) | shares	5,054,976	5,220,437	2,877,418
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per option) | $ / shares	$ 1.17	$ 0.93	$ 0.93
Weighted average exercise price of stock options granted (in CA$ per option) | $ / shares	21.86	6.90	0.93
Weighted average exercise price of stock options exercised (in CA$ per option) | $ / shares	0.93	0	0
Weighted average exercise price of stock options forfeited (in CA$ per option) | $ / shares	6.90	0	0
Weighted average exercise price of stock options cancelled (in CA$ per option) | $ / shares	0	0.93	0
Weighted average exercise price of stock options outstanding, end of year (in CA$ per option) | $ / shares	1.82	1.17	0.93
Weighted average exercise price of stock options exercisable, end of year (in CA$ per option) | $ / shares	$ 1.06	$ 0.93	$ 0.93